Financial instruments - Forward exchange contracts (Details) - Forward exchange contract € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €		€ 45		€ 109
Positive fair value	$ 300,000
Negative fair value			$ 800,000